Note 2 - Summary of Significant Accounting Policies (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017
Number of Major United States Financial Institutions			2
Accounts Receivable, Allowance for Credit Loss, Ending Balance			$ 0	$ 0
Depreciation, Depletion and Amortization, Total	$ 107,000	$ 86,000	184,000	133,000
Impairment of Long-Lived Assets Held-for-use			$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			30,630	0
Period of Payment Terms Offered to Customers Distributions and Resellers Domestically			30 days
Period of Payment Terms Offered to Customers Distributors and Resllers Internationally			45 days
Unrecognized Tax Benefits, Ending Balance			$ 0
Income Tax Examination, Penalties and Interest Accrued, Total			$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	39.00%
Maximum [Member] | Equipment and Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			5 years
Minimum [Member] | Equipment and Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life			1 year
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life			2 years